UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2000

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one):   [     ] is a restatement.
                                   [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:     Lodestar Investment Counsel, Inc.
Address:  208 South La Salle Street
          Suite 1710
          Chicago, Illinois  60604

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:     William A. Goldstein
Title:    President
Phone:    (312) 630-9666

     William A. Goldstein, Chicago, Illinois, May 02, 2000

Report Type (Check only one):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  99
Form 13F Information Table Value Total:  $180,009

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA                          COM              013817101      262     4040 SH       SOLE                                       4040
Abbott Laboratories            COM              002824100     1216    31637 SH       SOLE                                      31637
Aetna Inc                      COM              008117103      585    10100 SH       SOLE                                      10100
Albertson's Inc                COM              013104104     2381    72966 SH       SOLE                                      72966
Allstate Corporation           COM              020002101     3047   128298 SH       SOLE                                     128298
American Express               COM              025816109     3745    25049 SH       SOLE                                      25049
American Home Products         COM              026609107     3513    62445 SH       SOLE                                      62445
American Telephone and Telegra COM              001957109     2174    46622 SH       SOLE                                      46622
Amli Residential Properties    COM              001735109     2479   108965 SH       SOLE                                     108965
Automatic Data Processing      COM              053015103      474     8800 SH       SOLE                                       8800
BP Amoco PLC                   COM              055622104     5356   105012 SH       SOLE                                     105012
Bank One                       COM              06423A103     5926   194303 SH       SOLE                                     193903
Bell Atlantic                  COM              077853109      216     3654 SH       SOLE                                       3654
Boeing Co                      COM              097023105     4618   116363 SH       SOLE                                     116363
Bristol Myers Squibb           COM              110122108     1716    32730 SH       SOLE                                      32730
CBS Corporation                COM              12490K107     6827   116083 SH       SOLE                                     115683
Cedar Fair L.P. Dep. Rcts.     COM              150185106      393    20500 SH       SOLE                                      20500
Chubb Corporation              COM              171232101      490     7700 SH       SOLE                                       7700
Citigroup                      COM              172967101      409     6870 SH       SOLE                                       6870
Coca Cola                      COM              191216100      822    17400 SH       SOLE                                      17400
Colgate Palmolive Company      COM              194162103      230     4020 SH       SOLE                                       4020
Crown Cork & Seal Inc.         COM              228255105      171    10550 SH       SOLE                                      10550
Dean Foods                     COM              242361103     2530   103250 SH       SOLE                                     103000
Dow Chemical                   COM              260543103      342     3030 SH       SOLE                                       3030
DuPont                         COM              263534109     1627    34297 SH       SOLE                                      34297
Dun & Bradstreet               COM              26483B106      277     9206 SH       SOLE                                       9206
Eli Lilly & Company            COM              532457108      925    12000 SH       SOLE                                      12000
Emerson Electric               COM              291011104      798    14540 SH       SOLE                                      14540
Exxon Mobil Corp               COM              30231g102     3586    46159 SH       SOLE                                      46159
Fannie Mae                     COM              313586109     1177    19509 SH       SOLE                                      19509
Federated Department Stores In COM              31410H101     1607    47252 SH       SOLE                                      47252
First Data Corp                COM              319963104      871    18000 SH       SOLE                                      18000
First Health Group Corp.       COM              320960107      578    19000 SH       SOLE                                      19000
First Union Corp               COM              337358105      428    13420 SH       SOLE                                      13420
General Electric               COM              369604103     8835    56184 SH       SOLE                                      56184
H&R Block                      COM              093671105      385     9200 SH       SOLE                                       9200
Hartmarx Corporation           COM              417119104      147    58900 SH       SOLE                                      58900
Hershey Foods                  COM              427866108      255     5600 SH       SOLE                                       5600
Hewlett-Packard                COM              428236103     5549    41101 SH       SOLE                                      41101
Hillenbrand Industries         COM              431573104     1560    51800 SH       SOLE                                      51800
Home Depot                     COM              437076102      605    10705 SH       SOLE                                      10705
IDEX Corp                      COM              45167R104      305     9750 SH       SOLE                                       9750
IMS Health Inc                 COM              449934108      348    20412 SH       SOLE                                      20412
Illinois Tool Works Inc        COM              452308109      346     5400 SH       SOLE                                       5400
Intel                          COM              458140100     5995    47275 SH       SOLE                                      47275
International Business Machine COM              459200101      645     5782 SH       SOLE                                       5782
Johnson & Johnson              COM              478160104     4555    55212 SH       SOLE                                      55212
Kellogg                        COM              487836108     3006   123945 SH       SOLE                                     123445
Kimberly Clark Corp            COM              494368103     2023    34920 SH       SOLE                                      34920
Koninklijke Philips Electronic COM              500472204     5120   114728 SH       SOLE                                     114176
Lucent Technologies            COM              549463107     1189    19116 SH       SOLE                                      19116
MCI Worldcom                   COM              55268B106     1693    37266 SH       SOLE                                      37066
Merck & Co.                    COM              589331107     7181   103322 SH       SOLE                                     103322
Minnesota Mining and Manufactu COM              604059105      724     8353 SH       SOLE                                       8353
Morgan Stanley Dean Witter     COM              617446448      388     5058 SH       SOLE                                       5058
Motorola                       COM              620076109     8248    69315 SH       SOLE                                      69115
Nestle S.A. Registered Voting  COM              641069406     6829    77300 SH       SOLE                                      77200
New Plan Excel Realty Trust    COM              648053106      276    19200 SH       SOLE                                      19200
Newell Rubbermaid, Inc.        COM              651229106     1656    65760 SH       SOLE                                      65366
Newhall Land & Farming Co Dep  COM              651426108      224     8300 SH       SOLE                                       8300
Nordstrom Inc.                 COM              655664100     2815   101200 SH       SOLE                                     101200
Northern Trust Co.             COM              665859104      508     7926 SH       SOLE                                       7926
Oracle Corp.                   COM              68389X105      240     3000 SH       SOLE                                       3000
Pepsico                        COM              713448108      881    24025 SH       SOLE                                      24025
Pfizer                         COM              717081103     1456    34560 SH       SOLE                                      34560
Pharmacia Corporation          COM                             807    16166 SH       SOLE                                      16166
Procter & Gamble               COM              742718109     1142    19117 SH       SOLE                                      19117
Provident Financial Group      COM              743866105      247     8437 SH       SOLE                                       8437
Reader's Digest Association In COM              755267101     5072   158500 SH       SOLE                                     158000
Royal Dutch Petroleum          COM              780257804     3631    63291 SH       SOLE                                      63091
SBC Communications             COM              78387G103     4760   108649 SH       SOLE                                     108649
Sara Lee                       COM              803111103      205    13700 SH       SOLE                                      13700
Schering-Plough                COM              806605101     1475    36600 SH       SOLE                                      36600
Schlumberger Ltd.              COM              806857108     1177    15376 SH       SOLE                                      15376
Sherwin Williams Co            COM              824348106      224     9000 SH       SOLE                                       9000
Simon Property Group, Inc      COM              828806109      654    25708 SH       SOLE                                      25708
Texas Utilities                COM              882848104      723    21476 SH       SOLE                                      21476
The Tribune Company            COM              896047107     5042   130950 SH       SOLE                                     130950
Tiffany & Co. New              COM              886547108     4033    55480 SH       SOLE                                      55480
Time Warner                    COM              887315109     1355    15070 SH       SOLE                                      15070
Transocean Sedco Forex         COM              g90078109      275     5843 SH       SOLE                                       5843
Vodafone AirTouch              COM              92857T107     2836    60350 SH       SOLE                                      60350
WD-40 Company                  COM              929236107     1073    53800 SH       SOLE                                      53800
Wal-Mart Stores Inc            COM              931142103      986    17800 SH       SOLE                                      17800
Walgreen Co                    COM              931422109     1924    68402 SH       SOLE                                      68402
Walt Disney Company            COM              254687106     1212    27982 SH       SOLE                                      27982
Warner Lambert                 COM              934488107      512     4465 SH       SOLE                                       4465
Waste Management               COM              94106L109      648    40469 SH       SOLE                                      40469
William Wrigley Co.            COM              982526105      261     3600 SH       SOLE                                       3600
Acorn Fund Inc.                FUND             004851101      322 17916.503SH       SOLE                                  17916.503
American Mutual Fund           FUND             027681105      239 10263.176SH       SOLE                                  10263.176
Fundamental Investors Inc.     FUND             360802102      535 15907.780SH       SOLE                                  15907.780
Investment Company of America  FUND             461308108      377 11546.500SH       SOLE                                  11546.500
Nicholas II                    FUND             653740100      960 26694.865SH       SOLE                                  26694.865
Skyline Special Equities Fund  FUND             830833208      642 38571.221SH       SOLE                                  38571.221
Vanguard Group Wellington Fund FUND             949527105      288 10472.686SH       SOLE                                  10472.686
Washington Mutual Inv Fd       FUND             939330106      546 18733.693SH       SOLE                                  18733.693
Boston Chicken, Inc.           CNV              100578AA1        0   120000 PRN      SOLE                                     120000
UTS Uncommon Values Tr #99A An                  294933403       43    50581 SH       SOLE                                      50581
REPORT SUMMARY                 99 DATA RECORDS              180009
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED